Risk/Return Detail Data - FidelitySmallCapStockK6Fund-PRO - USD ($)			12 Months Ended											36 Months Ended		60 Months Ended	72 Months Ended		96 Months Ended		120 Months Ended
		Jun. 28, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 28, 2025		Jun. 28, 2025	Jun. 28, 2025		Jun. 28, 2025		Jun. 28, 2025
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Fidelity Advisor Founders Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.72%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		1.07%
Expense Example, with Redemption, 1 Year		$ 678
Expense Example, with Redemption, 3 Years		896
Expense Example, with Redemption, 5 Years		1,131
Expense Example, with Redemption, 10 Years		1,806
Expense Example, No Redemption, 1 Year		678
Expense Example, No Redemption, 3 Years		896
Expense Example, No Redemption, 5 Years		1,131
Expense Example, No Redemption, 10 Years		$ 1,806
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.19%													16.13%	16.43%	[3]
Annual Return [Percent]				31.77%	33.53%	(26.81%)	18.63%	46.72%
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Fidelity Advisor Founders Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.71%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		1.31%
Expense Example, with Redemption, 1 Year		$ 479
Expense Example, with Redemption, 3 Years		751
Expense Example, with Redemption, 5 Years		1,043
Expense Example, with Redemption, 10 Years		1,874
Expense Example, No Redemption, 1 Year		479
Expense Example, No Redemption, 3 Years		751
Expense Example, No Redemption, 5 Years		1,043
Expense Example, No Redemption, 10 Years		$ 1,874
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			26.80%													16.42%	16.62%	[4]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Fidelity Advisor Founders Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[5]	1.00%
Management Fees (as a percentage of Assets)	[2]	0.72%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		1.82%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 285
Expense Example, with Redemption, 3 Years		573
Expense Example, with Redemption, 5 Years		985
Expense Example, with Redemption, 10 Years		1,940
Expense Example, No Redemption, 1 Year		185
Expense Example, No Redemption, 3 Years		573
Expense Example, No Redemption, 5 Years		985
Expense Example, No Redemption, 10 Years		$ 1,940
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			29.73%													16.64%	16.72%	[6]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Fidelity Advisor Founders Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.65%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		0.75%
Expense Example, with Redemption, 1 Year		$ 77
Expense Example, with Redemption, 3 Years		240
Expense Example, with Redemption, 5 Years		417
Expense Example, with Redemption, 10 Years		930
Expense Example, No Redemption, 1 Year		77
Expense Example, No Redemption, 3 Years		240
Expense Example, No Redemption, 5 Years		417
Expense Example, No Redemption, 10 Years		$ 930
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			32.11%													17.87%	17.94%	[7]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Fidelity Advisor Founders Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.56%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		0.66%
Expense Example, with Redemption, 1 Year		$ 67
Expense Example, with Redemption, 3 Years		211
Expense Example, with Redemption, 5 Years		368
Expense Example, with Redemption, 10 Years		822
Expense Example, No Redemption, 1 Year		67
Expense Example, No Redemption, 3 Years		211
Expense Example, No Redemption, 5 Years		368
Expense Example, No Redemption, 10 Years		$ 822
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			32.20%													17.99%	18.07%	[8]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Founders Fund /Fidelity Advisor® Founders Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Founders Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41 % of the average value of its portfolio.
Portfolio Turnover, Rate		41.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities of founder-involved companies. Founder-involved companies are those for which, at the time of the fund's initial purchase, a founder is a member of the senior management team or the company's board of directors. When evaluating companies, the Adviser also takes into consideration a founder's personal or family share ownership in the company. Using quantitative analysis to evaluate growth potential, valuation, liquidity, and investment risk, along with fundamental analysis of factors such as each issuer's financial condition, its industry position, and market and economic conditions to select investments. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers. Effective December 11, 2025, normally investing at least 80% of assets in securities of founder-involved companies. The Adviser considers a number of factors in determining whether a company is a founder-involved company, including whether a founder or founder family member is a member of the senior management team or the company's board of directors at the time of investment or within the past five years and a founder's personal or family share ownership in the company. Whether a company is a founder-involved company can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(7.43%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		34.74%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(19.01%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | After Taxes on Distributions | Fidelity Advisor Founders Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			23.29%													15.47%	15.87%	[3]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | After Taxes on Distributions and Sales | Fidelity Advisor Founders Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.98%													12.91%	13.33%	[3]
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%													13.86%	14.92%
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund | Fidelity Large Cap Stock K6 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		May 25, 2017
Average Annual Return, Label [Optional Text]			Fidelity® Large Cap Stock K6 Fund
Average Annual Return, Percent			26.33%													15.16%			14.10%	[9]
Annual Return [Percent]				26.33%	23.93%	(5.67%)	25.66%	9.12%	31.46%	(8.51%)
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Large Cap Stock K6 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Large Cap Stock K6 Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22 % of the average value of its portfolio.
Portfolio Turnover, Rate		22.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with large market capitalizations. The Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 ® Index or the S&P 500 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(2.33%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		19.34%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(24.88%)
Performance Table Heading		Average Annual Returns
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%			14.35%
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | Fidelity Series Small Cap Discovery Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.18%													9.51%					8.30%
Annual Return [Percent]				3.18%	21.77%	(16.12%)	36.31%	9.64%	30.01%	(12.68%)	9.59%	18.76%	(4.64%)
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Small Cap Discovery Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Small Cap Discovery Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 80 % of the average value of its portfolio.
Portfolio Turnover, Rate		80.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with small market capitalizations . The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.79%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		31.85%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(35.65%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | After Taxes on Distributions | Fidelity Series Small Cap Discovery Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			0.18%													6.60%					6.14%
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | After Taxes on Distributions and Sales | Fidelity Series Small Cap Discovery Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.05%													6.96%					6.20%
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			11.54%													7.40%					7.82%
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%													13.86%					12.55%
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | Fidelity Small Cap Stock K6 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.60%
Expense Example, with Redemption, 1 Year		$ 61
Expense Example, with Redemption, 3 Years		192
Expense Example, with Redemption, 5 Years		335
Expense Example, with Redemption, 10 Years		$ 750
Annual Return, Inception Date		May 25, 2017
Average Annual Return, Label [Optional Text]			Fidelity® Small Cap Stock K6 Fund
Average Annual Return, Percent			9.48%													7.44%			8.18%	[10]
Annual Return [Percent]				9.48%	19.93%	(21.40%)	20.95%	14.68%	29.83%	(12.01%)
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Small Cap Stock K6 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Stock K6 Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 133 % of the average value of its portfolio.
Portfolio Turnover, Rate		133.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.37%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		29.87%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(33.22%)
Performance Table Heading		Average Annual Returns
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			11.54%													7.40%			7.93%
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%													13.86%			13.73%
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | Fidelity Founders Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[11]	0.67%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		0.77%
Expense Example, with Redemption, 1 Year		$ 79
Expense Example, with Redemption, 3 Years		246
Expense Example, with Redemption, 5 Years		428
Expense Example, with Redemption, 10 Years		$ 954
Annual Return, Inception Date		Feb. 14, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			32.09%													17.84%	17.91%	[12]
Annual Return [Percent]				32.09%	33.95%	(26.65%)	18.96%	47.20%
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Founders Fund /Fidelity® Founders Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Founders Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41 % of the average value of its portfolio.
Portfolio Turnover, Rate		41.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities of founder-involved companies. Founder-involved companies are those for which, at the time of the fund's initial purchase, a founder is a member of the senior management team or the company's board of directors. When evaluating companies, the Adviser also takes into consideration a founder's personal or family share ownership in the company. Using quantitative analysis to evaluate growth potential, valuation, liquidity, and investment risk, along with fundamental analysis of factors such as each issuer's financial condition, its industry position, and market and economic conditions to select investments. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers. Effective December 11, 2025, normally investing at least 80% of assets in securities of founder-involved companies. The Adviser considers a number of factors in determining whether a company is a founder-involved company, including whether a founder or founder family member is a member of the senior management team or the company's board of directors at the time of investment or within the past five years and a founder's personal or family share ownership in the company. Whether a company is a founder-involved company can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(7.36%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		34.74%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.98%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | After Taxes on Distributions | Fidelity Founders Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			31.14%													17.14%	17.31%	[12]
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | After Taxes on Distributions and Sales | Fidelity Founders Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			19.69%													14.34%	14.60%	[12]
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%													13.86%	14.92%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | Fidelity Large Cap Stock Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[13]	0.74%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.75%
Expense Example, with Redemption, 1 Year		$ 77
Expense Example, with Redemption, 3 Years		240
Expense Example, with Redemption, 5 Years		417
Expense Example, with Redemption, 10 Years		$ 930
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			26.28%													14.52%					12.13%
Annual Return [Percent]				26.28%	23.52%	(7.95%)	25.83%	9.00%	31.55%	(9.15%)	18.15%	16.70%	(3.17%)
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Large Cap Stock Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Large Cap Stock Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17 % of the average value of its portfolio.
Portfolio Turnover, Rate		17.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with large market capitalizations. The Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 ® Index or the S&P 500 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(2.29%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		19.07%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(24.95%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | After Taxes on Distributions | Fidelity Large Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			24.98%													13.46%					10.84%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | After Taxes on Distributions and Sales | Fidelity Large Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.40%													11.42%					9.61%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%					13.10%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[14]	0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.67%
Expense Example, with Redemption, 1 Year		$ 68
Expense Example, with Redemption, 3 Years		214
Expense Example, with Redemption, 5 Years		373
Expense Example, with Redemption, 10 Years		$ 835
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.59%													11.31%					10.23%
Annual Return [Percent]				14.59%	11.04%	(6.29%)	28.66%	11.37%	25.35%	(6.47%)	18.68%	14.94%	(3.08%)
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Mid-Cap Stock Fund /Fidelity® Mid-Cap Stock Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Mid-Cap Stock Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate		51.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with medium market capitalizations. The Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.80%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		21.35%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.54%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | After Taxes on Distributions | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.18%													9.41%					8.00%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | After Taxes on Distributions and Sales | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.17%													8.69%					7.71%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%					13.10%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | SP004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P MidCap 400® Index
Average Annual Return, Percent			13.93%													10.34%					9.68%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | Fidelity Small Cap Stock Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[15]	0.85%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)	[16]	0.87%
Expense Example, with Redemption, 1 Year		$ 89
Expense Example, with Redemption, 3 Years		278
Expense Example, with Redemption, 5 Years		482
Expense Example, with Redemption, 10 Years		$ 1,073
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.28%													6.75%					7.65%
Annual Return [Percent]				9.28%	19.70%	(22.54%)	20.23%	13.80%	29.46%	(11.56%)	13.84%	12.94%	2.40%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Small Cap Stock Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Stock Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 124 % of the average value of its portfolio.
Portfolio Turnover, Rate		124.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.52%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		29.80%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(33.33%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | After Taxes on Distributions | Fidelity Small Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.67%													5.00%					5.64%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | After Taxes on Distributions and Sales | Fidelity Small Cap Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.69%													4.94%					5.64%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			11.54%													7.40%					7.82%
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%													13.86%					12.55%
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | Fidelity Mid-Cap Stock K6 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		Jun. 13, 2019
Average Annual Return, Label [Optional Text]			Fidelity® Mid-Cap Stock K6 Fund
Average Annual Return, Percent			14.71%													11.24%	11.77%	[17]
Annual Return [Percent]				14.71%	11.56%	(5.92%)	27.14%	11.27%
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Mid-Cap Stock K6 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Mid-Cap Stock K6 Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69 % of the average value of its portfolio.
Portfolio Turnover, Rate		69.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with medium market capitalizations. The Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.90%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		21.55%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.78%)
Performance Table Heading		Average Annual Returns
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%	15.48%
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | SP004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P MidCap 400® Index
Average Annual Return, Percent			13.93%													10.34%	10.95%
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Fidelity Advisor Mid-Cap Stock Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[18]	0.00%
Management Fees (as a percentage of Assets)	[19],[20]	0.66%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.92%
Expense Example, with Redemption, 1 Year		$ 663
Expense Example, with Redemption, 3 Years		851
Expense Example, with Redemption, 5 Years		1,055
Expense Example, with Redemption, 10 Years		1,641
Expense Example, No Redemption, 1 Year		663
Expense Example, No Redemption, 3 Years		851
Expense Example, No Redemption, 5 Years		1,055
Expense Example, No Redemption, 10 Years		$ 1,641
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Fidelity Advisor Mid-Cap Stock Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[18]	0.00%
Management Fees (as a percentage of Assets)	[19],[20]	0.67%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.18%
Expense Example, with Redemption, 1 Year		$ 466
Expense Example, with Redemption, 3 Years		712
Expense Example, with Redemption, 5 Years		976
Expense Example, with Redemption, 10 Years		1,732
Expense Example, No Redemption, 1 Year		466
Expense Example, No Redemption, 3 Years		712
Expense Example, No Redemption, 5 Years		976
Expense Example, No Redemption, 10 Years		$ 1,732
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Fidelity Advisor Mid-Cap Stock Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[21]	1.00%
Management Fees (as a percentage of Assets)	[19],[20]	0.68%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.69%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 272
Expense Example, with Redemption, 3 Years		533
Expense Example, with Redemption, 5 Years		918
Expense Example, with Redemption, 10 Years		1,793
Expense Example, No Redemption, 1 Year		172
Expense Example, No Redemption, 3 Years		533
Expense Example, No Redemption, 5 Years		918
Expense Example, No Redemption, 10 Years		$ 1,793
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Fidelity Advisor Mid-Cap Stock Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[19],[20]	0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.67%
Expense Example, with Redemption, 1 Year		$ 68
Expense Example, with Redemption, 3 Years		214
Expense Example, with Redemption, 5 Years		373
Expense Example, with Redemption, 10 Years		835
Expense Example, No Redemption, 1 Year		68
Expense Example, No Redemption, 3 Years		214
Expense Example, No Redemption, 5 Years		373
Expense Example, No Redemption, 10 Years		$ 835
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Fidelity Advisor Mid-Cap Stock Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[19],[20]	0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.56%
Expense Example, with Redemption, 1 Year		$ 57
Expense Example, with Redemption, 3 Years		179
Expense Example, with Redemption, 5 Years		313
Expense Example, with Redemption, 10 Years		701
Expense Example, No Redemption, 1 Year		57
Expense Example, No Redemption, 3 Years		179
Expense Example, No Redemption, 5 Years		313
Expense Example, No Redemption, 10 Years		$ 701
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Mid-Cap Stock Fund /Fidelity Advisor® Mid-Cap Stock Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Mid-Cap Stock Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate		51.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with medium market capitalizations . The Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Mid-Cap Stock Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Mid-Cap Stock Fund, a class of shares of the fund . Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Mid-Cap Stock Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.80%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		21.35%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.54%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%					13.10%
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | SP004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P MidCap 400® Index
Average Annual Return, Percent			13.93%													10.34%					9.68%
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | Fidelity Series Small Cap Core Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Nov. 04, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.16%											11.45%	[22]
Annual Return [Percent]				10.16%	16.80%
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Small Cap Core Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Small Cap Core Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42 % of the average value of its portfolio.
Portfolio Turnover, Rate		42.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities. Normally investing at least 80% of assets in securities of companies with small market capitalizations . The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(11.30%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		15.66%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(3.80%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | After Taxes on Distributions | Fidelity Series Small Cap Core Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			9.62%											10.89%	[22]
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | After Taxes on Distributions and Sales | Fidelity Series Small Cap Core Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.15%											8.68%	[22]
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			11.54%											12.13%
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%											23.87%
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | Fidelity Mid-Cap Stock Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[23]	0.58%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.60%
Expense Example, with Redemption, 1 Year		$ 61
Expense Example, with Redemption, 3 Years		192
Expense Example, with Redemption, 5 Years		335
Expense Example, with Redemption, 10 Years		$ 750
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			14.69%													11.41%					10.34%
Annual Return [Percent]				14.69%	11.14%	(6.19%)	28.74%	11.51%	25.47%	(6.36%)	18.80%	15.10%	(2.97%)
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Mid-Cap Stock Fund /K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Mid-Cap Stock Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate		51.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks of companies with medium market capitalizations. The Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.79%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		21.39%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.53%)
Performance Table Heading		Average Annual Returns
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%					13.10%
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | SP004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P MidCap 400® Index
Average Annual Return, Percent			13.93%													10.34%					9.68%
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | Fidelity Small Cap Discovery Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[24]	0.90%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.91%
Expense Example, with Redemption, 1 Year		$ 93
Expense Example, with Redemption, 3 Years		290
Expense Example, with Redemption, 5 Years		504
Expense Example, with Redemption, 10 Years		$ 1,120
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.85%													8.61%					7.29%
Annual Return [Percent]				2.85%	21.32%	(16.46%)	35.67%	6.89%	27.27%	(13.75%)	7.91%	20.29%	(6.17%)
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Small Cap Discovery Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Discovery Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67 % of the average value of its portfolio.
Portfolio Turnover, Rate		67.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with small market capitalizations . The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.80%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		30.45%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(36.56%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | After Taxes on Distributions | Fidelity Small Cap Discovery Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(0.43%)													6.67%					4.99%
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | After Taxes on Distributions and Sales | Fidelity Small Cap Discovery Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.36%													6.56%					5.34%
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			11.54%													7.40%					7.82%
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%													13.86%					12.55%
Document Type		485BPOS
Registrant Name		Fidelity Concord Street Trust

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	A From February 14, 2019 .
[4]	B From February 14, 2019 .
[5]	B On Class C shares redeemed less than one year after purchase.
[6]	C From February 14, 2019 .
[7]	D From February 14, 2019 .
[8]	E From February 14, 2019 .
[9]	A From May 25, 2017 .
[10]	A From May 25, 2017 .
[11]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[12]	A From February 14, 2019 .
[13]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[14]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P MidCap 400® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[15]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[16]
B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

[17]	A From June 13, 2019 .
[18]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[19]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P MidCap 400® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[20]	B The performance fee was calculated for the period October 8, 2024 (commencement of class operations) through April 30, 2025 .
[21]	B On Class C shares redeemed less than one year after purchase.
[22]	A From November 4, 2022 .
[23]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P MidCap 400® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[24]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.